Significant Risks and Uncertainties (Tables)	12 Months Ended
Dec. 31, 2025
Significant Risks and Uncertainties [Abstract]
Schedule of Concentration of Major Customers and Suppliers

Concentration of major customers and suppliers:

	For the years ended December 31,
	2025				2024			2023
	Amount		Percentage		Amount		Percentage	Amount		Percentage
Major customers representing more than 10% of the Company’s revenues
Customer A		$4,037,204	12.0%		$	*	* %	$	*	*	%
Customer B		$3,995,291	11.9%		$	*	* %	$	*	*	%
Customer C		$3,552,714	10.6%		$	*	* %	$	*	*	%
Customer D	$	*	*	%		$8,228,966	18.3%	$	*	*	%
Customer E	$	*	*	%		$5,957,404	13.3%		$8,390,058	16.3%
Customer F	$	*	*	%		$5,560,578	12.4%	$	*	*	%
Customer G	$	*	*	%		$4,497,689	10.0%		$15,852,474	30.8%

	As of December 31,
	2025				2024
	Amount		Percentage		Amount		Percentage
Major customers of the Company’s accounts receivable
Customer C		$2,636,843	17.1%		$	*	* %
Customer D	$	*	*	%		$2,718,597	18.0%
Customer E	$	*	*	%		$1,582,693	10.5%
Customer F	$	*	*	%		*	* %
Customer G		$2,543,460	16.5%			$1,704,452	11.3%
	For the years ended December 31,
	2025				2024				2023
	Amount		Percentage		Amount		Percentage		Amount		Percentage
Major suppliers representing more than 10% of the Company’s purchase
Supplier A	$	*	*	%	$	*	*	%		$11,425,454	23.8%
Supplier B		$4,453,329	17.7%			$3,939,174	12.4%		$	*	*	%
Supplier C	$	*	*	%		$4,651,267	14.7%		$	*	*	%
Supplier D		$2,682,282	10.7%		$	*	*	%	$	*	*	%

	As of December 31,
	2025				2024
	Amount		Percentage		Amount		Percentage
Major suppliers of the Company’s accounts payables
Supplier A	$	*	*	%		$1,378,928	15.9%
Supplier B		$2,084,843	19.7%			$1,499,161	17.3%
Supplier C	$	*	*	%		$1,645,008	19.0%
Supplier E		$1,234,813	11.7%		$	*	* %
*	Represents less than 10% of the Company’s total amount or balance.